Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Jun. 30, 2022
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Office equipment, furniture, fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	3 years
Office equipment, furniture, fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	5 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	3 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	5 years